Contingencies and Commitments (Details 3) - Bodega San Isidro Sal [Member] - Banco Credito De Peru [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 2,600,000
Due date of financial guarantee	Dec. 22, 2025